UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/11

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—June 30, 2011 (unaudited)

Domestic Equity—36.5% †	Number of Shares	Fair Value
Advertising—0.5%
Omnicom Group Inc.	23,516	$1,133

Aerospace & Defense—1.0%
Alliant Techsystems Inc.	3,344	239
General Dynamics Corp.	921	69
Hexcel Corp.	14,956	327	(a)
Honeywell International Inc.	17,868	1,065
Rockwell Collins Inc.	7,204	444
United Technologies Corp.	1,850	164
		2,308

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	11,042	333

Air Freight & Logistics—0.2%
FedEx Corp.	3,313	314
United Parcel Service Inc.	482	35
UTi Worldwide Inc.	5,924	117
		466

Apparel Retail—0.1%
Urban Outfitters Inc.	6,289	177	(a)

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	6,775	433

Application Software—0.2%
Blackboard Inc.	2,869	124	(a)
Citrix Systems Inc.	4,809	385	(a)
SuccessFactors Inc.	2,135	63	(a)
		572

Asset Management & Custody Banks—1.3%
Affiliated Managers Group Inc.	3,893	395	(a)
Ameriprise Financial Inc.	11,293	651
Invesco Ltd.	30,231	707
State Street Corp.	19,930	898	(e)
The Bank of New York Mellon Corp.	13,527	347
		2,998

Automotive Retail—0.1%
O’Reilly Automotive Inc.	5,063	332	(a)

Biotechnology—1.2%
Alexion Pharmaceuticals Inc.	5,156	242
Amgen Inc.	13,455	785	(a)
Gilead Sciences Inc.	28,253	1,170	(a)
Human Genome Sciences Inc.	7,374	181	(a)
Incyte Corp Ltd.	7,423	141	(a)
Vertex Pharmaceuticals Inc.	6,266	326	(a)
		2,845

Broadcasting—0.1%
Discovery Communications Inc. (Class A)	1,900	78	(a)
Discovery Communications Inc. (Class C)	3,186	116	(a)
		194

Cable & Satellite—0.4%
DIRECTV	8,531	434	(a)
Liberty Global Inc.	9,386	401	(a)
Sirius XM Radio Inc.	11,394	25	(a)
		860

Casinos & Gaming—0.1%
Penn National Gaming Inc.	7,484	302	(a)

Coal & Consumable Fuels—0.3%
Peabody Energy Corp.	11,851	697

Communications Equipment—1.0%
Cisco Systems Inc.	47,015	734
Juniper Networks Inc.	9,060	285	(a)
QUALCOMM Inc.	23,878	1,356
		2,375

Computer Hardware—0.6%
Apple Inc.	3,803	1,277	(a)
Hewlett-Packard Co.	6,251	228
		1,505

Computer Storage & Peripherals—0.1%
Synaptics Inc.	9,780	252	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	11,096	224	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins Inc.	1,636	169
Deere & Co.	5,144	423
		592

Consumer Finance—0.2%
American Express Co.	10,530	544
Discover Financial Services	920	25
		569

Data Processing & Outsourced Services—0.7%
Automatic Data Processing Inc.	1,982	104
The Western Union Co.	44,573	893
Visa Inc.	6,335	534
		1,531

Department Stores—0.1%
Macy’s Inc.	7,822	229

Distributors—0.1%
Genuine Parts Co.	2,144	117

Diversified Chemicals—0.1%
EI du Pont de Nemours & Co.	2,475	134

Diversified Financial Services—1.3%
Bank of America Corp.	41,387	454
Citigroup Inc.	4,233	176
Comerica Inc.	6,726	232
JPMorgan Chase & Co.	37,803	1,548
US BanCorp	6,193	158
Wells Fargo & Co.	20,020	562
		3,130

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	6,658	352
Molycorp Inc.	1,724	105	(a)
		457

Drug Retail—0.1%
CVS Caremark Corp.	5,061	190

Electric Utilities—0.6%
FirstEnergy Corp.	1,748	77
ITC Holdings Corp.	9,043	648
NextEra Energy Inc.	8,047	463
Southern Co.	6,144	248
		1,436

Electrical Components & Equipment—0.4%
Cooper Industries PLC	10,595	632
Emerson Electric Co.	4,294	242
		874

Electronic Components—0.1%
Corning Inc.	11,608	211

Fertilizers & Agricultural Chemicals—0.4%
Intrepid Potash Inc.	4,173	136	(a)
Monsanto Co.	10,380	752
The Mosaic Co.	1,011	68
		956

Food Distributors—0.0%*
Sysco Corp.	3,634	113

General Merchandise Stores—0.3%
Target Corp.	15,111	709

Healthcare Distributors—0.1%
Cardinal Health Inc.	2,853	130

Healthcare Equipment—0.8%
Covidien PLC	23,573	1,255
Gen-Probe Inc.	2,042	141	(a)
Masimo Corp.	10,444	310
ResMed Inc.	7,285	225
		1,931

Healthcare Facilities—0.1%
HCA Holdings Inc.	6,441	213	(a)

Healthcare Services—0.6%
Catalyst Health Solutions Inc.	7,493	418	(a)
Express Scripts Inc.	13,134	709	(a)
Omnicare Inc.	11,687	373
		1,500

Healthcare Technology—0.1%
MedAssets Inc.	10,542	141	(a)

Home Building—0.1%
MDC Holdings Inc.	6,789	167

Home Entertainment Software—0.1%
Activision Blizzard Inc.	25,045	293

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	6,500	379	(a)

Home Improvement Retail—0.4%
Home Depot Inc.	4,625	168
Lowe’s companies Inc.	29,435	686
		854

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	5,004	189
Royal Caribbean Cruises Ltd.	6,378	240	(a)
		429

Household Products—0.6%
Clorox Co.	8,292	559
Kimberly-Clark Corp.	2,617	174
The Procter & Gamble Co.	11,858	754
		1,487

Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	2,691	143

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	15,349	248	(a)
The AES Corp.	51,251	651	(a)
		899

Industrial Gases—0.4%
Praxair Inc.	8,068	874

Industrial Machinery—0.3%
Eaton Corp.	5,743	295
Harsco Corp.	13,962	455
		750

Integrated Oil & Gas—1.4%
Chevron Corp.	11,586	1,192
ConocoPhillips	5,418	407
Exxon Mobil Corp.	11,137	906
Marathon Oil Corp.	5,061	267
Occidental Petroleum Corp.	3,600	374
		3,146

Integrated Telecommunication Services—0.6%
AT&T Inc.	23,448	736
Verizon Communications Inc.	15,800	588
Windstream Corp.	5,025	65
		1,389

Internet Retail—0.1%
Amazon.com Inc.	609	125	(a)
HomeAway Inc.	543	21	(a)
		146

Internet Software & Services—0.7%
Equinix Inc.	5,951	601	(a)
Google Inc.	1,312	664
MercadoLibre Inc.	2,958	235
Monster Worldwide Inc.	12,944	190	(a)
		1,690

Investment Banking & Brokerage—0.4%
Morgan Stanley	9,822	226
The Goldman Sachs Group Inc.	4,692	624
		850

IT Consulting & Other Services—0.7%
International Business Machines Corp.	9,008	1,545	(h)

Life & Health Insurance—0.5%
MetLife Inc.	11,692	513
Prudential Financial Inc.	11,241	715
		1,228

Life Sciences Tools & Services—0.8%
Covance Inc.	4,787	284	(a)
Illumina Inc.	5,684	427	(a)
Mettler-Toledo International Inc.	2,043	345	(a)
PerkinElmer Inc.	4,797	129
Thermo Fisher Scientific Inc.	11,799	760	(a)
		1,945

Movies & Entertainment—0.8%
Liberty Media Corporation—Capital	1,921	165	(a)
News Corp.	27,502	487
The Walt Disney Co.	7,822	305
Time Warner Inc.	25,509	928
		1,885

Multi-Line Insurance—0.3%
Hartford Financial Services Group Inc.	6,993	184
HCC Insurance Holdings Inc.	15,448	487
		671

Multi-Utilities—0.3%
Dominion Resources Inc.	15,049	726
Xcel Energy Inc.	3,133	76
		802

Office REITs—0.1%
Douglas Emmett Inc.	9,258	184
SL Green Realty Corp.	1,933	160
		344

Oil & Gas Drilling—0.1%
Noble Corp.	5,938	234

Oil & Gas Equipment & Services—1.3%
Dresser-Rand Group Inc.	6,019	323	(a)
Halliburton Co.	7,260	370
McDermott International Inc.	7,653	152	(a)
National Oilwell Varco Inc.	2,301	180
Schlumberger Ltd.	19,919	1,721
Weatherford International Ltd.	11,704	219	(a)
		2,965

Oil & Gas Exploration & Production—1.0%
Apache Corp.	8,531	1,053
Devon Energy Corp.	1,840	145
Petrohawk Energy Corp.	10,443	258	(a)
Pioneer Natural Resources Co.	2,762	247
Quicksilver Resources Inc.	11,465	169	(a)
Southwestern Energy Co.	7,567	325	(a)
Ultra Petroleum Corp.	2,473	113	(a)
		2,310

Oil & Gas Storage & Transportation—0.4%
El Paso Corp.	27,189	550
Spectra Energy Corp.	9,962	273
		823

Packaged Foods & Meats—0.8%
ConAgra Foods Inc.	7,362	190
Kellogg Co.	2,511	139
Kraft Foods Inc.	31,264	1,101
McCormick & Company Inc.	4,207	209
Mead Johnson Nutrition Co.	2,942	199
		1,838

Personal Products—0.1%
Avon Products Inc.	5,998	168

Pharmaceuticals—1.6%
Abbott Laboratories	1,783	94
Bristol-Myers Squibb Co.	20,294	587
Hospira Inc.	8,927	506	(a)
Johnson & Johnson	15,126	1,006
Merck & Company Inc.	5,456	193
Pfizer Inc.	61,780	1,272
		3,658

Precious Metals & Minerals—0.0%*
Stillwater Mining Co.	5,173	114	(a)

Property & Casualty Insurance—0.7%
ACE Ltd.	17,039	1,122
Chubb Corp.	5,520	346
The Travelers companies Inc.	2,841	166
		1,634

Rail Roads—0.1%
Union Pacific Corp.	3,044	318

Real Estate Services—0.2%
CB Richard Ellis Group Inc. (REIT)	19,261	484	(a)

Regional Banks—0.1%
Zions Bancorp.	6,482	156

Reinsurance—0.2%
PartnerRe Ltd.	4,186	288
RenaissanceRe Holdings Ltd.	1,380	97
		385

Research & Consulting Services—0.3%
FTI Consulting Inc.	3,373	128	(a)
IHS Inc.	3,828	319	(a)
Nielsen Holdings N.V.	10,122	315	(a)
		762

Restaurants—0.2%
McDonald’s Corp.	4,361	368

Security & Alarm Services—0.2%
Corrections Corporation of America	23,725	514	(a)

Semiconductor Equipment—0.1%
Applied Materials Inc.	5,889	77
KLA-Tencor Corp.	4,859	197
		274

Semiconductors—0.9%
Cree Inc.	3,089	104	(a)
Hittite Microwave Corp.	5,317	329	(a)
Intel Corp.	26,417	586	(h)
Marvell Technology Group Ltd.	16,393	242	(a)
Microchip Technology Inc.	7,490	284
Texas Instruments Inc.	16,670	547
		2,092

Soft Drinks—0.9%
Coca-Cola Enterprises Inc.	7,826	228
PepsiCo Inc.	26,113	1,839
		2,067

Specialized Finance—0.4%
CBOE Holdings Inc.	5,999	148
CME Group Inc.	2,124	619
MSCI Inc.	4,010	151	(a)
		918

Specialized REITs—0.1%
Healthcare Inc.	2,048	107
Public Storage	991	113
Rayonier Inc.	1,028	67
		287

Specialty Chemicals—0.2%
Albemarle Corp.	808	56
Cytec Industries Inc.	2,681	153
Nalco Holding Co.	7,739	215
		424

Specialty Stores—0.1%
Dick’s Sporting Goods Inc.	2,278	88	(a)
Staples Inc.	6,265	99
		187

Steel—0.6%
Allegheny Technologies Inc.	19,015	1,208
Cliffs Natural Resources Inc.	529	49
Steel Dynamics Inc.	6,415	104
		1,361

Systems Software—1.1%
Microsoft Corp.	54,313	1,412	(h)
Oracle Corp.	22,481	740
Rovi Corp.	8,891	510	(a)
		2,662

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	4,730	126
People’s United Financial Inc.	23,486	316
		442

Tobacco—0.1%
Philip Morris International Inc.	4,148	277

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	4,147	275

Water Utilities—0.0%*
American Water Works Company Inc.	2,907	86

Wireless Telecommunication Services—0.7%
American Tower Corp.	12,899	675	(a)
NII Holdings Inc.	20,466	867	(a)
		1,542

Total Domestic Equity		84,710
(Cost $73,756)

Foreign Equity—25.2%

Common Stock—24.6%

Aerospace & Defense—0.7%
CAE Inc.	22,467	303
European Aeronautic Defence and Space Company N.V.	13,358	447
Safran S.A.	18,582	793
		1,543

Agricultural Products—0.1%
China Agri-Industries Holdings Ltd.	48,652	52
Cosan SA Industria e Comercio	5,699	90
		142

Airlines—0.1%
International Consolidated Airlines Group S.A.	45,016	183	(a)

Apparel Retail—0.1%
Belle International Holdings Ltd.	11,003	23
Esprit Holdings Ltd.	84,647	263
		286

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	5,119	406
China Dongxiang Group Co.	212,036	67
Ports Design Ltd.	24,225	57
		530

Application Software—0.3%
Autonomy Corporation PLC	12,044	330	(a)
SAP AG	6,704	406
		736

Auto Parts & Equipment—0.0%*
Exide Industries Ltd.	10,171	37

Automobile Manufacturers—0.8%
Daimler AG	4,133	311
Hyundai Motor Co.	1,440	319
Kia Motors Corp.	660	45
Mahindra & Mahindra Ltd.	2,025	32
Suzuki Motor Corp.	37,466	837
Toyota Motor Corp.	9,030	369
		1,913

Brewers—0.0%*
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,459	47
Carlsberg A/S	314	34
		81

Broadcasting—0.1%
Grupo Televisa S.A. ADR	2,404	59
Zee Entertainment Enterprises Ltd.	27,569	83
		142

Building Products—0.2%
Daikin Industries Ltd.	11,000	387

Casinos & Gaming—0.0%*
Genting Bhd	25,900	96

Coal & Consumable Fuels—0.1%
Adaro Energy Tbk PT	185,179	53
Paladin Energy Ltd.	44,513	120	(a)
		173

Communications Equipment—0.2%
HTC Corp.	1,000	34
Telefonaktiebolaget LM Ericsson	29,729	430
		464

Construction & Engineering—0.4%
China State Construction International Holdings Ltd.	108,545	110
Doosan Heavy Industries and Construction Company Ltd.	991	52
Larsen & Toubro Ltd.	10,029	411
Vinci S.A.	6,426	412
		985

Construction & Farm Machinery & Heavy Trucks—0.1%
First Tractor Company Ltd.	46,745	58
Sany Heavy Equipment International Holdings Company Ltd.	119,787	137
United Tractors Tbk PT	27,468	80
		275

Department Stores—0.0%*
Golden Eagle Retail Group Ltd.	11,000	28

Distillers & Vintners—0.3%
Diageo PLC	30,792	629
Diageo PLC ADR	1,352	111
		740

Diversified Capital Markets—0.2%
Credit Suisse Group AG	13,425	521

Diversified Financial Services—2.9%
Axis Bank Ltd.	2,796	80
Banco Santander Brasil S.A.	18,018	211
Banco Santander S.A.	56,757	655
Bank of China Ltd.	831,996	406
Bank Rakyat Indonesia Persero Tbk PT	137,000	104
BNP Paribas	17,425	1,345
Grupo Financiero Banorte SAB de C.V.	11,824	54
HSBC Holdings PLC	116,296	1,155
ICICI Bank Ltd.	17,279	422
ING Groep N.V.	34,638	426	(a)
Kasikornbank PCL	22,910	93
KB Financial Group Inc.	759	36
Lloyds Banking Group PLC	515,637	406	(a)
Metropolitan Bank & Trust	43,103	70
Standard Bank Group Ltd.	4,073	60
UniCredit S.p.A.	273,251	578
United Overseas Bank Ltd.	29,694	476
VTB Bank OJSC GDR	7,882	49	(a)
		6,626

Diversified Metals & Mining—1.5%
Anglo American PLC	1,712	85
Antofagasta PLC	9,187	206
BHP Billiton PLC	26,302	1,035
Eurasian Natural Resources Corporation PLC	11,167	140
First Quantum Minerals Ltd.	413	60
Lynas Corporation Ltd.	202,285	386
New World Resources PLC	2,518	37
Rio Tinto PLC	19,159	1,381
Xstrata PLC	5,823	128
		3,458

Diversified Real Estate Activities—0.3%
Mitsubishi Estate Company Ltd. (REIT)	6,982	122
Sumitomo Realty & Development Company Ltd. (REIT)	16,000	354
Wharf Holdings Ltd.	41,996	292
		768

Diversified Support Services—0.2%
Aggreko PLC	4,447	138	(a)
Brambles Ltd.	41,774	323
		461

Electric Utilities—0.1%
Farglory Land Development Company Ltd. GDR	1,708	49
Power Grid Corporation of India Ltd.	84,636	208
Reliance Infrastructure Ltd.	7,393	89	(a)
		346

Electrical Components & Equipment—0.2%
Schneider Electric S.A.	1,877	313
Zhuzhou CSR Times Electric Company Ltd.	22,306	75
		388

Electronic Components—0.2%
Delta Electronics Inc.	146,296	537

Electronic Equipment & Instruments—0.0%*
China Security & Surveillance Technology Inc.	7,445	39	(a)
Wasion Group Holdings Ltd.	38,259	18
		57

Electronic Manufacturing Services—0.1%
Hon Hai Precision Industry Company Ltd.	34,296	118

Fertilizers & Agricultural Chemicals—0.9%
Potash Corporation of Saskatchewan Inc. ††	17,057	973
Potash Corporation of Saskatchewan Inc. ††	2,945	168
Sociedad Quimica y Minera de Chile S.A. ADR	2,339	152
Syngenta AG	2,115	713
		2,006

Food Distributors—0.0%*
Bizim Toptan Satis Magazalari AS	1,551	25

Food Retail—0.3%
Koninklijke Ahold N.V.	10,904	146
Magnit OJSC GDR	1,988	62	(a)
Shoprite Holdings Ltd.	4,664	70
Tesco PLC	57,365	370
		648

Gold—0.2%
Kinross Gold Corp.	22,993	363

Healthcare Distributors—0.0%*
Sinopharm Group Co.	2,490	8

Healthcare Services—0.3%
Diagnosticos da America S.A.	4,100	55
Fresenius SE & Company KGAA	5,481	572
		627

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	8,639	701
Shandong Weigao Group Medical Polymer Company Ltd.	35,969	52
		753

Heavy Electrical Equipment—0.0%*
Dongfang Electric Corporation Ltd.	12,000	44

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	3,727	167
Minor International PCL	98,700	37
		204

Household Appliances—0.0%*
Techtronic Industries Co.	38,000	45

Household Products—0.6%
Reckitt Benckiser Group PLC	12,399	685
Unicharm Corp.	14,200	617
		1,302

Human Resource & Employment Services—0.1%
The Capita Group PLC	17,995	207

Hypermarkets & Super Centers—0.3%
Metro AG	9,866	598

Industrial Conglomerates—1.0%
Chongqing Machinery & Electric Company Ltd.	141,529	46
Hutchison Whampoa Ltd.	44,054	476
Koninklijke Philips Electronics N.V.	22,532	579
Siemens AG	7,332	1,007
Siemens AG ADR	1,863	256
		2,364

Industrial Gases—0.5%
Linde AG	6,568	1,151
OCI Materials Company Ltd.	768	96
		1,247

Industrial Machinery—0.4%
FANUC Corp.	3,200	530
Hexagon AB	1,524	38
SMC Corp.	2,200	393
		961

Integrated Oil & Gas—2.2%
BG Group PLC	19,847	451
Cenovus Energy Inc.	1,710	64
China Petroleum & Chemical Corp.	112,000	113
ENI S.p.A.	6,739	159
Gazprom OAO ADR	11,122	162
Lukoil OAO ADR	2,371	151
Petroleo Brasileiro S.A. ADR	27,419	841
Royal Dutch Shell PLC	40,574	1,445
Suncor Energy Inc. ††	17,572	687
Suncor Energy Inc. ††	17,048	668
Total S.A.	5,718	331
		5,072

Integrated Telecommunication Services—0.3%
China Unicom Hong Kong Ltd.	39,150	79
Telefonica S.A.	19,180	469
Telefonica S.A. ADR	5,153	126
		674

Internet Software & Services—0.7%
Baidu Inc. ADR	11,466	1,607	(a)
Tencent Holdings Ltd.	1,000	27
Yandex N.V.	101	4	(a)
		1,638

Investment Banking & Brokerage—0.2%
Egyptian Financial Group-Hermes Holding	23,721	80
Nomura Holdings Inc.	62,455	306
		386

IT Consulting & Other Services—0.3%
Cap Gemini S.A.	7,673	449
HCL Technologies Ltd.	6,354	70
Infosys Technologies Ltd.	881	57
Telvent GIT S.A.	3,895	155	(a)
		731

Life & Health Insurance—0.7%
AIA Group Ltd.	150,716	523	(a)
Ping An Insurance Group Co.	5,000	52
Prudential PLC	63,766	737
Sony Financial Holdings Inc.	22,400	402
		1,714

Marine—0.1%
AP Moller - Maersk A/S	31	267

Metal & Glass Containers—0.0%*
Everest Kanto Cylinder Ltd.	49,236	101

Multi-Line Insurance—0.5%
AXA S.A.	34,711	789
Porto Seguro S.A.	2,096	33
Zurich Financial Services AG	1,181	298
		1,120

Multi-Utilities—0.5%
National Grid PLC	66,445	653
Veolia Environnement S.A.	13,902	392
		1,045

Oil & Gas Drilling—0.0%*
China Oilfield Services Ltd.	26,000	47

Oil & Gas Equipment & Services—0.1%
Cie Generale de Geophysique - Veritas	3,206	118	(a)
Gasfrac Energy Services Inc.	8,794	80
		198

Oil & Gas Exploration & Production—0.3%
Afren PLC	87,854	223	(a)
Canadian Natural Resources Ltd.	8,741	366
CNOOC Ltd.	34,000	80
Pacific Rubiales Energy Corp.	1,543	41
		710

Oil & Gas Refining & Marketing—0.0%*
Reliance Industries Ltd.	1,185	24
Reliance Industries Ltd. GDR	1,373	55	(b)
		79

Packaged Foods & Meats—0.2%
Nestle S.A.	18,432	1,144
Nestle S.A. ADR	1,840	115
Unilever N.V., CVA	7,638	250
		1,509

Pharmaceuticals—0.9%
Bayer AG	5,619	452
Lijun International Pharmaceutical Holding Ltd.	104,500	21
Novartis AG	12,974	794
Novartis AG ADR	9,302	569
Teva Pharmaceutical Industries Ltd. ADR	5,412	261
		2,097

Precious Metals & Minerals—0.0%*
Aquarius Platinum Ltd.	19,105	98

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	2,947	72

Regional Banks—0.1%
The Bank of Yokohama Ltd.	68,600	341

Restaurants—0.1%
Arcos Dorados Holdings Inc.	5,603	118

Security & Alarm Services—0.1%
G4S PLC ††	27,264	122
G4S PLC ††	9,873	45
		167

Semiconductors—0.8%
Samsung Electronics Company Ltd.	1,220	943
Taiwan Semiconductor Manufacturing Company Ltd.	342,779	862
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,626	46
		1,851

Specialized Finance—0.2%
Deutsche Boerse AG	4,778	363

Specialty Chemicals—0.1%
Neo Material Technologies Inc.	12,894	124	(a)
Novozymes A/S	541	88
		212

Steel—0.5%
Mechel ADR	3,495	82
Mechel Preference ADR	8,767	76
Tata Steel Ltd.	2,879	39
ThyssenKrupp AG	6,964	362
Vale S.A. ADR	21,831	632
		1,191

Tobacco—0.0%*
ITC Ltd.		4,167	19

Trading Companies & Distributors—0.3%
Barloworld Ltd.		3,317	34
Mitsubishi Corp.		23,000	570
			604

Wireless Telecommunication Services—1.0%
America Movil SAB de C.V. ADR		9,091	490
Mobile Telesystems OJSC ADR		12,741	242
MTN Group Ltd.		17,452	371
Softbank Corp.		16,400	615
Vodafone Group PLC		257,472	683
			2,401

Total Common Stock			58,248
(Cost $51,756)

Preferred Stock—0.6%

Automobile Manufacturers—0.4%
Volkswagen AG		3,986	823

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.		6,292	147

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.		7,031	107

Steel—0.1%
Vale S.A.		9,187	262

Total Preferred Stock			1,339
(Cost $875)

Total Foreign Equity			59,587
(Cost $52,631)

		Principal Amount	Fair Value
Bonds and Notes—26.9%

U.S. Treasuries—5.1%
U.S. Treasury Bonds
4.75%	02/15/41	$4,350	$4,624	(h)
U.S. Treasury Notes
0.35%	12/31/12	54	54	(d)
0.43%	04/30/13	687	689	(d)
1.75%	05/31/16	344	345
2.00%	04/30/16	4,056	4,118	(h)
3.13%	05/15/21	1,938	1,932
			11,762

Agency Mortgage Backed—9.6%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/41	807	834	(h)
5.00%	07/01/35 - 08/01/40	1,135	1,206	(h)
5.50%	05/01/20 - 04/01/39	250	273	(h)
6.00%	04/01/17 - 11/01/37	508	566	(h)
6.50%	11/01/28 - 07/01/29	17	18	(h)
7.00%	10/01/16 - 08/01/36	54	63	(h)
7.50%	09/01/12 - 09/01/33	13	15	(h)
8.00%	07/01/26 - 11/01/30	6	7	(h)
8.50%	04/01/30 - 05/01/30	22	27	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	51	54	(h)
4.50%	05/01/18 - 05/01/41	1,977	2,053	(h)
5.00%	07/01/20 - 11/01/40	1,831	1,952	(h)
5.32%	03/01/37	1	1	(i)
5.50%	04/01/14 - 01/01/39	1,490	1,618	(h)
5.53%	04/01/37	1	1	(i)
6.00%	02/01/14 - 05/01/38	1,392	1,543	(h)
6.50%	12/01/14 - 08/01/36	138	155	(h)
7.00%	01/01/16 - 12/01/33	13	14	(h)
7.50%	09/01/13 - 03/01/34	36	41	(h)
8.00%	12/01/11 - 11/01/33	40	49	(h)
8.50%	05/01/31	3	3	(h)
9.00%	04/01/16 - 12/01/22	9	10	(h)
4.50%	TBA	4,364	4,517	(c)
5.00%	TBA	2,304	2,457	(c)
6.50%	TBA	490	555	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	1,061	1,121	(h)
5.00%	08/15/33	32	35	(h)
6.00%	04/15/30 - 09/15/36	37	41	(h)
6.50%	06/15/24 - 07/15/36	64	77	(h)
7.00%	03/15/12 - 10/15/36	44	50	(h)
7.50%	07/15/23 - 04/15/28	29	34	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	18	20	(h)
9.00%	11/15/16 - 12/15/21	18	21	(h)
4.50%	TBA	2,720	2,866	(c)
5.50%	TBA	50	55	(c)
			22,353
Agency Collateralized Mortgage Obligations—0.6%
Collateralized Mortgage Obligation Trust (Class B)
2.70%	11/01/18	1	1	(d,f,h,q)
Fannie Mae Whole Loan
0.98%	08/25/43	245	7	(g,h,r)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	336	3	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	113	15	(g,r)
5.00%	05/15/38	58	62
5.50%**	04/15/17	13	—	(g,h,r)
6.41%	08/15/25	307	56	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	21	4	(g,h,r)

Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	45	9	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	41	3	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	18	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	2	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%**	06/15/28	4	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	32	3	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	19	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	1	1	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	1	1	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%**	02/01/23 - 07/01/24	4	—	(g,h,r)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	142	29	(g,h,r)
Federal Home Loan Mortgage STRIPS
5.06%	08/01/27	1	1	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	162	7	(g,i,r)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	57	60
5.00%	09/25/40	380	64	(g,r)
5.81%	07/25/38	159	21	(g,r)
Federal National Mortgage Assoc. REMIC (Class B)
3.36%	12/25/22	2	1	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	54	55
Federal National Mortgage Assoc. REMIC (Series 2003)
7.31%	05/25/18	309	39	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	17	1	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	73	8	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	81	3	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%**	05/25/18	4	—	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.20%	03/25/31	38	44	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	46	48
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	44	8	(g,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	77	11	(g,r)
5.00%	03/25/38	58	11	(g,r)
5.50%	12/01/33	23	5	(g,r)
7.50%	11/01/23	42	7	(g,h,r)
8.00%	08/01/23 - 07/01/24	8	2	(g,h,r)
8.50%**	03/01/17 - 07/25/22	3	—	(g,h,r)
9.00%**	05/25/22	2	—	(g,h,r)

Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	89	14	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	55	11	(g,r)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	1,503	263	(g,r)
4.50%	11/20/39	136	132
5.00%	12/20/35 - 09/20/38	492	84	(g,r)
5.96%	02/20/38	434	71	(g,i,r)
6.31%	01/16/39	483	82	(g,i,r)
6.41%	08/20/40	711	135	(g,i,r)
Government National Mortgage Assoc. (Class IC)
6.06%	04/16/37	126	24	(g,r)
Vendee Mortgage Trust
0.38%	04/15/40	464	10	(g,h,i,r)
0.58%	09/15/46	1,100	40	(g,h,i,r)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	149	4	(g,i,r)
			1,462

Asset Backed—0.3%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
5.48%	01/25/34	4	3	(d,h,q)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	50	43	(h)
Countrywide Asset-Backed Certificates
1.05%	05/25/33	3	2	(h)
Countrywide Asset-Backed Certificates (Class A)
7.00%	04/25/32	13	8	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	9	9	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	50	42
Residential Asset Mortgage Products Inc. (Class A2)
6.62%	06/25/32	13	11	(d,h,q)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
10.00%	07/25/32	4	3	(d,h,q)
Saxon Asset Securities Trust
5.23%	08/25/35	579	543	(h)
			664

Corporate Notes —8.5%
ABN Amro Bank N.V.
3.00%	01/31/14	200	204	(b)
AES El Salvador Trust
6.75%	02/01/16	100	102	(b)
AES Panama S.A.
6.35%	12/21/16	30	32	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	63	70	(h)
Allergan Inc.
3.38%	09/15/20	128	123

Alliance One International Inc.
10.00%	07/15/16	80	77
Alpha Natural Resources Inc.
6.00%	06/01/19	70	70
Ameren Illinois Co.
9.75%	11/15/18	72	95
American International Group Inc.
5.85%	01/16/18	121	127
Amgen Inc.
2.30%	06/15/16	56	56
4.10%	06/15/21	80	79
5.65%	06/15/42	115	115
Amsted Industries Inc.
8.13%	03/15/18	63	66	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	135	137	(h)
6.95%	06/15/19	140	164
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	123	130
5.38%	11/15/14	164	183
AON Corp.
3.13%	05/27/16	96	96
Applied Materials Inc.
2.65%	06/15/16	40	40
4.30%	06/15/21	80	80
5.85%	06/15/41	80	81
ArcelorMittal
3.75%	03/01/16	60	61
5.50%	03/01/21	204	204
Arch Coal Inc.
7.00%	06/15/19	70	70	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	243	256
Arizona Public Service Co.
6.25%	08/01/16	80	91	(h)
AT&T Inc.
2.95%	05/15/16	126	128
4.45%	05/15/21	126	128
6.40%	05/15/38	163	175	(h)
6.70%	11/15/13	84	94	(h)
Banco de Credito del Peru
4.75%	03/16/16	44	44	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	12	12	(i)
BanColombia S.A.
5.95%	06/03/21	100	102	(b)
6.13%	07/26/20	15	15
Bank of America Corp.
5.42%	03/15/17	300	306
5.63%	07/01/20	265	274	(h)
6.50%	08/01/16	70	78	(h)
Banque Centrale de Tunisie S.A.
7.38%	04/25/12	200	207
Boise Paper Holdings LLC
8.00%	04/01/20	99	104

Bombardier Inc.
7.75%	03/15/20	354	398	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	41	42
4.50%	10/01/20	41	42
Calpine Corp.
7.25%	10/15/17	12	12	(b,h)
Camden Property Trust (REIT)
4.88%	06/15/23	56	55
Capex S.A.
10.00%	03/10/18	15	15	(b)
Cargill Inc.
5.20%	01/22/13	215	229	(b,h)
6.00%	11/27/17	1	1	(b,h)
Caterpillar Inc.
3.90%	05/27/21	120	120
CCO Holdings LLC
7.88%	04/30/18	188	198
8.13%	04/30/20	34	37
Central American Bank for Economic Integration
5.38%	09/24/14	60	65	(b,h)
CenturyLink Inc.
5.15%	06/15/17	80	80
6.45%	06/15/21	80	79
CenturyLink Inc. (Series G)
6.88%	01/15/28	59	56
Chesapeake Midstream Partners LP
5.88%	04/15/21	101	100	(b)
Chrysler Group LLC
8.00%	06/15/19	200	197	(b)
Chubb Corp.
6.38%	03/29/67	30	31	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	110	111	(h)
Cinemark USA Inc.
7.38%	06/15/21	42	42	(b)
Citigroup Inc.
5.00%	09/15/14	216	226	(h)
5.13%	05/05/14	210	225	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	190	227	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	16	18	(h)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	100	95	(b)
5.63%	09/21/35	12	12	(b,h)
COX Communications Inc.
6.25%	06/01/18	150	172	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100	101
Crown Castle Towers LLC
4.88%	08/15/40	100	101	(b)
6.11%	01/15/40	55	60	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	30	31	(h)
5.75%	06/01/17	46	52	(h)

Danaher Corp.
2.30%	06/23/16	80	80
3.90%	06/23/21	16	16
Denbury Resources Inc.
6.38%	08/15/21	60	60
8.25%	02/15/20	56	61	(h)
DirecTV Holdings LLC
3.55%	03/15/15	85	89
4.75%	10/01/14	109	119	(h)
Duke Realty LP (REIT)
6.50%	01/15/18	42	47
EH Holding Corp.
6.50%	06/15/19	28	28	(b)
European Investment Bank
4.88%	01/17/17	300	340	(h)
Exelon Corp.
4.90%	06/15/15	111	119	(h)
First Horizon National Corp.
5.38%	12/15/15	122	130
FPL Group Capital Inc.
2.60%	09/01/15	163	162
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	89	87	(b)
Frontier Communications Corp.
7.13%	03/15/19	74	76
Georgia-Pacific LLC
5.40%	11/01/20	136	139	(b,h)
Goldman Sachs Capital I
6.35%	02/15/34	84	79	(h)
Great Plains Energy Inc.
4.85%	06/01/21	80	80
Gruposura Finance
5.70%	05/18/21	200	199	(b)
Hanesbrands Inc.
6.38%	12/15/20	145	141
HCA Inc.
9.25%	11/15/16	64	68	(h)
HCP Inc. (REIT)
6.00%	01/30/17	73	80
Hewlett-Packard Co.
4.30%	06/01/21	160	162
HSBC Finance Corp.
6.68%	01/15/21	418	429	(b)
Huntington BancShares Inc.
7.00%	12/15/20	56	63
ING Bank N.V.
4.00%	03/15/16	200	202	(b)
Ingles Markets Inc.
8.88%	05/15/17	130	139	(h)
Inversiones CMPC S.A.
4.75%	01/19/18	14	14	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	75	74	(h)
JPMorgan Chase & Co.
3.15%	07/05/16	80	80
5.13%	09/15/14	80	86	(h)

KeyCorp.
5.10%	03/24/21	84	86
Korea Development Bank
3.25%	03/09/16	122	122	(h)
Kraft Foods Inc.
4.13%	02/09/16	84	90	(h)
5.38%	02/10/20	330	361	(h)
6.50%	02/09/40	83	92	(h)
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	62	66
4.50%	07/16/18	102	113	(h)
Majapahit Holding BV
7.25%	10/17/11	100	102	(b,h)
Merrill Lynch & Company Inc.
6.88%	04/25/18	108	119
MetroPCS Wireless Inc.
6.63%	11/15/20	73	72
Midamerican Energy Holdings Co.
6.13%	04/01/36	45	48	(h)
Mylan Inc.
7.88%	07/15/20	56	61	(b)
National Power Corp.
4.51%	08/23/11	158	158	(i)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	38	41	(b)
9.38%	08/15/39	17	21	(b)
News America Inc.
4.50%	02/15/21	146	144	(b)
6.65%	11/15/37	180	193
Nisource Finance Corp.
6.13%	03/01/22	56	62
Noble Holding International Ltd.
3.05%	03/01/16	127	128
NRG Energy Inc.
7.63%	05/15/19	50	50	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	84	81
ONEOK Partners LP
6.13%	02/01/41	85	87
Pacific Gas & Electric Co.
5.80%	03/01/37	60	62
6.05%	03/01/34	63	67
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100	113	(b)
PacifiCorp
6.25%	10/15/37	102	115
PAETEC Holding Corp.
8.88%	06/30/17	20	21
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	35	37
Petrobras International Finance Co.
3.88%	01/27/16	76	77
Petroleos de Venezuela S.A.
2.00%	07/10/11	13	13	(d)

Petroleos Mexicanos
6.00%	03/05/20	20	22
8.00%	05/03/19	20	25
Philip Morris International Inc.
2.50%	05/16/16	160	160
Pioneer Natural Resources Co.
7.50%	01/15/20	117	132
Plains All American Pipeline LP
5.00%	02/01/21	80	81
Plains All American Pipeline LP Corp.
3.95%	09/15/15	76	80
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	236
Protective Life Corp.
8.45%	10/15/39	149	164
Prudential Financial Inc.
3.00%	05/12/16	80	79
5.38%	06/21/20	37	39
5.40%	06/13/35	52	48
5.63%	05/12/41	80	74
QVC Inc.
7.50%	10/01/19	51	54	(b)
RailAmerica Inc.
9.25%	07/01/17	72	79
Reinsurance Group of America Inc.
5.00%	06/01/21	120	119
Republic Services Inc.
5.25%	11/15/21	55	58
5.70%	05/15/41	53	52
Reynolds Group Issuer Inc.
8.50%	10/15/16	155	162	(b)
Roche Holdings Inc.
6.00%	03/01/19	101	116	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	200	199	(b)
Societe Generale
5.20%	04/15/21	100	98	(b)
Southern Copper Corp.
5.38%	04/16/20	109	112
6.75%	04/16/40	97	94
Teck Resources Ltd.
3.15%	01/15/17	40	40
4.75%	01/15/22	80	80
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	164	169
Texas Instruments Inc.
2.38%	05/16/16	200	200
Textron Inc.
6.20%	03/15/15	106	118
The AES Corp.
8.00%	10/15/17	56	59	(h)
The Goldman Sachs Group Inc.
3.63%	02/07/16	127	128
3.70%	08/01/15	116	118	(h)
5.38%	03/15/20	36	37	(h)
6.00%	06/15/20	100	108
6.15%	04/01/18	176	192
6.75%	10/01/37	81	81	(h)

The Potomac Edison Co.
5.35%	11/15/14	40	44	(h)
The Williams companies Inc.
7.50%	01/15/31	16	18
Time Warner Cable Inc.
5.00%	02/01/20	53	55
6.75%	07/01/18	132	153
7.50%	04/01/14	75	86
Time Warner Inc.
3.15%	07/15/15	71	73
5.88%	11/15/16	166	190
6.20%	03/15/40	105	108
TNK-BP Finance S.A.
6.13%	03/20/12	100	103
7.25%	02/02/20	10	11	(b)
Transocean Inc.
6.00%	03/15/18	25	28
6.80%	03/15/38	16	17
UBS AG
5.88%	07/15/16	100	110
UnitedHealth Group Inc.
5.80%	03/15/36	61	62
Verizon Communications Inc.
5.50%	02/15/18	76	85
6.40%	02/15/38	88	95	(h)
Visteon Corp.
6.75%	04/15/19	74	71	(b)
Weatherford International Ltd.
5.13%	09/15/20	80	82
Williams Partners LP
4.13%	11/15/20	40	38
Willis Group Holdings PLC
4.13%	03/15/16	84	86
Windstream Corp.
7.75%	10/01/21	74	77
7.88%	11/01/17	12	13
Woodside Finance Ltd.
4.50%	11/10/14	131	140	(b)
Wynn Las Vegas LLC
7.88%	05/01/20	113	123
XL Group PLC (Series E)
6.50%	12/29/49	100	92	(i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	101	113	(b)
			19,643

Non-Agency Collateralized Mortgage Obligations—2.0%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	90	89
5.73%	07/10/46	70	59
5.93%	02/10/51	340	369	(h)
6.39%	02/10/51	80	89	(i)

Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	80	88
Banc of America Merrill Lynch Commercial Mortgage Inc.
6.00%	02/10/51	80	78	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.78%	01/25/36	18	1	(h,q)
Bear Stearns Commercial Mortgage Securities
5.94%	09/11/38	110	114	(i)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.57%	03/11/39	39	39	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	60	47	(h)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.71%	04/12/38	80	84
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	20	14	(h,q)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	50	44	(h)
Commercial Mortgage Pass Through Certificates (Class AM)
5.97%	06/10/46	140	144
Countrywide Commercial Mortgage Trust (Class AJ)
6.10%	06/12/46	90	83	(h,i)
Credit Suisse First Boston Mortgage Securities Corp.
5.23%	12/15/40	80	76	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	43	2	(h,q)
Credit Suisse Mortgage Capital Certificates
5.47%	09/15/39	80	86
Credit Suisse Mortgage Capital Certificates (Class C)
5.78%	02/15/39	125	105
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.62%	02/25/36	23	1	(h,q)
DBUBS Mortgage Trust
5.73%	11/10/46	70	53	(b)
Extended Stay America Trust
5.50%	11/05/27	200	200	(b)
Greenwich Capital Commercial Funding Corp.
5.48%	03/10/39	25	24
GS Mortgage Securities Corp.
5.99%	08/10/45	80	86	(i)
GS Mortgage Securities Corp. II
5.73%	03/10/44	310	283	(b,i)
Indymac INDA Mortgage Loan Trust (Class B1)
4.59%	01/25/36	54	1	(h,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%	08/12/37	100	109	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	140	150	(h)
5.79%	02/12/51	290	315	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	30	29	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.70%	04/15/43	60	51
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	30	15	(h,q)

LB-UBS Commercial Mortgage Trust
6.31%	04/15/41	60	60	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	210	234	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	50	54
5.16%	02/15/31	80	87	(h)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	20	17	(i)
LB-UBS Commercial Mortgage Trust (Class AM)
6.37%	09/15/45	40	39	(i)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
5.00%	12/15/39	672	9	(d,h,q)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	80	75	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	24	3	(g,h,q,r)
Merrill Lynch Mortgage Trust (Class AJ)
5.86%	05/12/39	125	115	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.86%	05/12/39	54	42
Morgan Stanley Capital I
5.16%	10/12/52	100	109	(h,i)
5.48%	02/12/44	140	134	(i)
5.90%	10/15/42	64	56	(h)
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	300	329
5.99%	08/12/41	30	34	(h,i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	80	83
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	40	37	(h)
Opteum Mortgage Acceptance Corp. (Class A1A)
8.32%	02/25/35	70	67	(d,h)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.09%**	02/25/28	30	—	(q)
Vornado DP LLC
6.36%	09/13/28	30	28	(b)
Wachovia Bank Commercial Mortgage Trust
6.23%	06/15/45	50	37	(h)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	80	82	(h,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%**	01/25/36	75	—	(h,q)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%**	03/25/36	47	—	(h,q)
			4,659

Sovereign Bonds—0.6%
Government of Argentina
2.50%	12/31/38	18	8	(j)
4.21%	08/03/12	69	17	(d,i)
7.00%	10/03/15	12	11
8.28%	12/31/33	19	17

Government of Belize
6.00%	02/20/29	34	22	(j)
Government of Brazil
6.00%	02/20/29	15	9	(b,j)
8.25%	01/20/34	12	17
Government of Costa Rica
10.00%	08/01/20	13	18	(b,h)
Government of El Salvador
7.65%	06/15/35	20	21	(b,h)
Government of Georgia
6.88%	04/12/21	200	205	(b)
Government of Grenada
2.50%	09/15/25	22	14	(b,h,j)
Government of Hungary
4.75%	02/03/15	100	103	(h)
6.25%	01/29/20	82	87
6.38%	03/29/21	29	31
7.63%	03/29/41	44	47
Government of Lebanon
4.00%	12/31/17	5	5
Government of Lithuania
7.38%	02/11/20	100	116	(b,h)
Government of Panama
6.70%	01/26/36	29	34
Government of Peruvian
6.55%	03/14/37	39	44
Government of Poland
5.13%	04/21/21	15	16
6.38%	07/15/19	7	8
Government of Turkey
5.63%	03/30/21	100	105
Government of Ukraine
6.25%	06/17/16	200	200	(b)
Government of Uruguay
6.88%	09/28/25	20	24
Government of Venezuela
10.75%	09/19/13	15	15
Government of Vietnam
1.27%	03/12/16	7	6	(i)
Korea National Oil Corp.
2.88%	11/09/15	100	98	(b,h)
Lebanese Republic
5.15%	11/12/18	14	14
Province of Manitoba Canada
4.90%	12/06/16	30	34	(h)
Republic of Dominican
9.50%	09/27/11	11	11
Republic of Lebanese
6.10%	10/04/22	14	14
United Mexican States
5.13%	01/15/20	17	18
			1,389

Municipal Bonds and Notes—0.2%
Municipal Electric Authority of Georgia
6.64%	04/01/57	178	171
New Jersey State Turnpike Authority
7.10%	01/01/41	40	47
7.41%	01/01/40	20	24
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	16
South Carolina State Public Service Authority
6.45%	01/01/50	40	44
State of California
5.70%	11/01/21	55	58
			360

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	60	—	(c,o,q)
Total Bonds and Notes			62,292
(Cost $61,628)

	Number of Shares

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	14,638	225	(p)
Industrial Select Sector SPDR Fund	25,814	962	(p)
Vanguard REIT ETF	42,381	2,547
Total Exchange Traded Funds		3,734
(Cost $3,452)

Other Investments—0.1%
GEI Investment Fund		187
(Cost $185)
Total Investments in Securities		210,510
(Cost $191,652)

Short-Term Investments—12.6%
GE Institutional Money Market Fund Investment Class
0.11%		29,356	(d,k)
(Cost $29,356)
Total Investments		239,866
(Cost $221,008)

Liabilities in Excess of Other Assets, net—(2.9)%		(7,907)

NET ASSETS—100.0%		$231,959

Other Information

The Fund had the following long futures contracts open at June 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Euro Stoxx 50 Index Futures	September 2011	12	$496	$20
FTSE 100 Index Futures	September 2011	5	474	14
Russell 2000 Mini Index Futures	September 2011	38	3,137	143
S&P 500 Emini Index Futures	September 2011	12	789	20
Topix Index Futures	September 2011	2	210	11
2 Yr. U.S. Treasury Notes Futures	September 2011	43	9,432	21
5 Yr. U.S. Treasury Notes Futures	September 2011	12	1,430	11

				$240

The Fund had the following short futures contracts open at June 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Euro Currency Futures	September 2011	26	$(4,709)	$17
JPY Currency Futures	September 2011	11	(1,710)	9
Ultra long U.S. Treasury Bond Futures	September 2011	4	(505)	7
10 Yr. U.S. Treasury Notes Futures	September 2011	6	(734)	7

				$40

				$280

The Fund was invested in the following countries at June 30, 2011 (unaudited):

Country	Percentage (based on Fair Value)
United States	72.55%
United Kingdom	4.86%
Germany	2.91%
France	2.65%
Japan	2.44%
Canada	1.87%
Switzerland	1.78%
China	1.35%
Brazil	1.06%
Netherlands	0.76%
India	0.72%
South Korea	0.71%
Hong Kong	0.67%
Taiwan	0.67%
Spain	0.52%
Russian Federation	0.47%
Australia	0.40%
Italy	0.31%
Mexico	0.30%
South Africa	0.26%
Sweden	0.26%
Singapore	0.20%

Philippines	0.19%
Israel	0.18%
Colombia	0.18%
Supranational	0.17%
Denmark	0.16%
Indonesia	0.14%
Ukraine	0.13%
Peru	0.12%
Chile	0.11%
Hungary	0.11%
Luxembourg	0.11%
Tunisia	0.09%
Georgia	0.09%
Argentina	0.08%
Turkey	0.07%
Thailand	0.05%
El Salvador	0.05%
Lithuania	0.05%
Malaysia	0.04%
Egypt	0.03%
Panama	0.03%
Finland	0.02%
Lebanon	0.02%
Belize	0.01%
Bolivarian Republic of Venezuela	0.01%
Uruguay	0.01%
Poland	0.01%
Costa Rica	0.01%
Grenada	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2011 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.30%	2.83%	4.13%
Integrated Oil & Gas	1.31%	2.16%	3.47%
Pharmaceuticals	1.53%	0.87%	2.40%
Semiconductors	0.87%	0.77%	1.64%
Wireless Telecommunication Services	0.64%	1.00%	1.64%
Diversified Metals & Mining	0.19%	1.45%	1.64%
Aerospace & Defense	0.96%	0.64%	1.60%
Exchange Traded Funds	1.56%	0.00%	1.56%
Packaged Foods & Meats	0.77%	0.63%	1.40%
Internet Software & Services	0.70%	0.68%	1.38%
Oil & Gas Equipment & Services	1.24%	0.08%	1.32%
Oil & Gas Exploration & Production	0.96%	0.30%	1.26%
Asset Management & Custody Banks	1.25%	0.00%	1.25%
Fertilizers & Agricultural Chemicals	0.40%	0.84%	1.24%
Life & Health Insurance	0.51%	0.71%	1.22%
Biotechnology	1.19%	0.00%	1.19%
Communications Equipment	0.99%	0.19%	1.18%
Steel	0.57%	0.61%	1.18%

Household Products	0.62%	0.54%	1.16%
Automobile Manufacturers	0.00%	1.14%	1.14%
Systems Software	1.11%	0.00%	1.11%
Industrial Conglomerates	0.00%	0.99%	0.99%
IT Consulting & Other Services	0.64%	0.30%	0.94%
Healthcare Services	0.63%	0.26%	0.89%
Industrial Gases	0.36%	0.52%	0.88%
Soft Drinks	0.86%	0.00%	0.86%
Integrated Telecommunication Services	0.58%	0.28%	0.86%
Life Sciences Tools & Services	0.81%	0.00%	0.81%
Healthcare Equipment	0.81%	0.00%	0.81%
Movies & Entertainment	0.79%	0.00%	0.79%
Multi-Utilities	0.33%	0.44%	0.77%
Multi-Line Insurance	0.28%	0.47%	0.75%
Electric Utilities	0.60%	0.15%	0.75%
Industrial Machinery	0.31%	0.40%	0.71%
Property & Casualty Insurance	0.68%	0.00%	0.68%
Data Processing & Outsourced Services	0.64%	0.00%	0.64%
Computer Hardware	0.63%	0.00%	0.63%
Application Software	0.24%	0.31%	0.55%
Specialized Finance	0.38%	0.15%	0.53%
Electrical Components & Equipment	0.36%	0.16%	0.52%
Investment Banking & Brokerage	0.35%	0.16%	0.51%
Construction & Engineering	0.09%	0.41%	0.50%
Advertising	0.47%	0.00%	0.47%
Apparel, Accessories & Luxury Goods	0.18%	0.22%	0.40%
Independent Power Producers & Energy Traders	0.37%	0.00%	0.37%
Trading Companies & Distributors	0.11%	0.25%	0.36%
Coal & Consumable Fuels	0.29%	0.07%	0.36%
Construction & Farm Machinery & Heavy Trucks	0.25%	0.11%	0.36%
Cable & Satellite	0.36%	0.00%	0.36%
Home Improvement Retail	0.36%	0.00%	0.36%
Oil & Gas Storage & Transportation	0.34%	0.00%	0.34%
Diversified Real Estate Activities	0.00%	0.32%	0.32%
Research & Consulting Services	0.32%	0.00%	0.32%
Healthcare Supplies	0.00%	0.31%	0.31%
Electronic Components	0.09%	0.22%	0.31%
Hypermarkets & Super Centers	0.06%	0.25%	0.31%
Distillers & Vintners	0.00%	0.31%	0.31%
General Merchandise Stores	0.30%	0.00%	0.30%
Security & Alarm Services	0.21%	0.07%	0.28%
Food Retail	0.00%	0.27%	0.27%
Specialty Chemicals	0.18%	0.09%	0.27%
Hotels, Resorts & Cruise Lines	0.18%	0.09%	0.27%
Consumer Finance	0.24%	0.00%	0.24%
Diversified Capital Markets	0.00%	0.22%	0.22%
Regional Banks	0.07%	0.14%	0.21%
Restaurants	0.15%	0.05%	0.20%
Real Estate Services	0.20%	0.00%	0.20%
Agricultural Products	0.14%	0.06%	0.20%
Air Freight & Logistics	0.19%	0.00%	0.19%
Apparel Retail	0.07%	0.12%	0.19%
Diversified Support Services	0.00%	0.19%	0.19%
Thrifts & Mortgage Finance	0.18%	0.00%	0.18%
Casinos & Gaming	0.13%	0.04%	0.17%

Building Products	0.00%	0.16%	0.16%
Reinsurance	0.16%	0.00%	0.16%
Home Furnishing Retail	0.16%	0.00%	0.16%
Gold	0.00%	0.15%	0.15%
Office REITs	0.14%	0.00%	0.14%
Broadcasting	0.08%	0.06%	0.14%
Automotive Retail	0.14%	0.00%	0.14%
Rail Roads	0.13%	0.00%	0.13%
Tobacco	0.12%	0.01%	0.13%
Home Entertainment Software	0.12%	0.00%	0.12%
Specialized REITs	0.12%	0.00%	0.12%
Oil & Gas Drilling	0.10%	0.02%	0.12%
Semiconductor Equipment	0.11%	0.00%	0.11%
Marine	0.00%	0.11%	0.11%
Department Stores	0.10%	0.01%	0.11%
Computer Storage & Peripherals	0.11%	0.00%	0.11%
Healthcare Facilities	0.09%	0.00%	0.09%
Precious Metals & Minerals	0.05%	0.04%	0.09%
Human Resource & Employment Services	0.00%	0.09%	0.09%
Drug Retail	0.08%	0.00%	0.08%
Specialty Stores	0.08%	0.00%	0.08%
Airlines	0.00%	0.08%	0.08%
Personal Products	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Internet Retail	0.06%	0.00%	0.06%
Healthcare Technology	0.06%	0.00%	0.06%
Healthcare Distributors	0.05%	0.00%	0.05%
Food Distributors	0.05%	0.01%	0.06%
Diversified Chemicals	0.06%	0.00%	0.06%
Electronic Manufacturing Services	0.00%	0.05%	0.05%
Distributors	0.04%	0.00%	0.04%
Metal & Glass Containers	0.00%	0.04%	0.04%
Water Utilities	0.04%	0.00%	0.04%
Brewers	0.00%	0.03%	0.03%
Oil & Gas Refining & Marketing	0.00%	0.03%	0.03%
Real Estate Operating Companies	0.00%	0.03%	0.03%
Electronic Equipment & Instruments	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Heavy Electrical Equipment	0.00%	0.02%	0.02%
Auto Parts & Equipment	0.00%	0.02%	0.02%

			61.71%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	9.32%
Corporate Notes	8.19%
U.S. Treasuries	4.90%
Non-Agency Collateralized Mortgage Obligations	1.94%
Agency Collateralized Mortgage Obligations	0.61%
Sovereign Bonds	0.58%
Asset Backed	0.28%
Municipal Bonds and Notes	0.15%

25.97%

Short-Term and Other Investments
Short-Term	12.24%
Other Investments	0.08%

12.32%

100.00%

Notes to Schedules of Investments (dollars in thousands)—June 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to $6,013, $29,057 and $10,609 or 2.59%, 8.16% and 5.43%% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2011 (as a percentage of net assets) as follows:

AMBAC	7.58%

FSA	7.46%

MBIA	5.58%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At June 30, 2011, these securities amounted to $497 and $73 or 0.14% and 0.03% of net assets for the Elfun Income and Elfun Diversified Fund, respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2011.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$84,710	$—	$—	$84,710
	Foreign Equity	57,862	386	—	58,248
	U.S. Treasuries	—	11,762	—	11,762
	Agency Mortgage Backed	—	22,353	—	22,353
	Agency CMOs	—	1,445	17	1,462
	Asset Backed	—	664	—	664
	Corporate Notes	—	19,643	—	19,643
	Non-Agency CMOs	—	4,659	—	4,659
	Sovereign Bonds	—	1,389	—	1,389
	Municipal Notes and Bonds	—	360	—	360
	Exchange Traded Funds	3,734	—	—	3,734
	Preferred Stock	1,339	—	—	1,339
	Other Investments	—	187	—	187
	Short-Term Investments	29,356	—	—	29,356

	Total Investments in Securities	$177,001	$62,848	$17	$239,866

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	280	—	—	280

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2011,

within Elfun Diversified Fund:

Elfun Diversified Fund	Agency CMOs	Non-Agency CMOs	Total
Balance at 12/31/10	$130	$1	$131
Accrued discounts/premiums	(3)	—	(3)
Realized gain (loss)	5	(39)	(34)
Change in unrealized gain (loss)	(6)	38	32
Purchases	4	—	4
Sales	(23)	—	(23)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(90)	—	(90)

Balance at 06/30/11	$17	$—	$17

Change in unrealized appreciation (depreciation) relating to securities still held at 06/30/11	0 *	$—	$—

There were no significant transfers between Level 1 and Level 2. Transfers between fair value levels are considered to occur at the beginning of the period.

* Value is less than $500

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the

Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards

Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2011:

(Dollars in Thousands):

	Asset Derivatives June 30, 2011			Liability Derivatives June 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Elfun Diversified Fund
Equity Contracts	Assets, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	208	*	Liabilities, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	—
Interest Rate Contracts	Assets, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	46	*	Liabilities, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	—
Foreign Currency Contracts	Assets, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	26	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

INCOME TAXES

At June 30, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Diversified	$222,333	$21,960	$(4,427)	$17,534

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 24, 2011

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 24, 2011